AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

NOTE 3:-  AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2014				December 31, 2013
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$912	$1	$-	$913	$-	$-	$-	$-
Corporate debentures	14,231	18	(1)	14,248	3,921	7	-	3,928

	15,143	19	(1)	15,161	3,921	7	-	3,928
Available-for-sale - matures after one year through three years:
Governmental debentures	562	-	(9)	553	1,673	4	(1)	1,676
Corporate debentures	30,036	-	(89)	29,947	35,163	77	(46)	35,194

	30,598	-	(98)	30,500	36,836	81	(47)	36,870
Available-for-sale - matures after three years through five years:
Governmental debentures	-	-	-	-	-	-	-	-
Corporate debentures	8,694	-	(84)	8,610	-	-	-	-
				-
	8,694	-	(84)	8,610	-	-	-	-

	$54,435	$19	$(183)	$54,271	$40,757	$88	$(47)	$40,798

All investments with an unrealized loss as of December 31, 2014 are with continuous unrealized losses for less than 12 months.